LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Analyzed into:
Current portion	$ 11.8	$ 7.4
Non-current portion	110.0	87.2
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1, 2026	94.6
Additions	30.9
Accretion of interest recognized during the period	3.2
Payments	(6.0)
Exchange realignment	(0.9)
Carrying amount at June 30, 2026	121.8
Analyzed into:
Current portion	11.8
Non-current portion	110.0
Carrying amount at June 30, 2026	$ 121.8	$ 94.6